Consolidated Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (6,795,775)	$ (5,448,051)	$ (6,870,678)	$ (3,337,740)
Adjustments to reconcile net loss to net cash used in operating activities from continuing operations:
Depreciation and amortization expense	21,832
Amortization of debt discount (Note 3)	539,692	20,833	52,083
Fair value of common stock issued pursuant to service and advisory agreements	291,096	15,000	7,500	395,000
Research and development expenses associated with asset acquisition				477,585
Provision for inventory loss		400,787	400,787	163,800
Stock-based compensation expense	2,400,976	1,593,055	1,440,284
Deferred income tax expense		2,985	10,235	4,691
Change in operating assets and liabilities:
Assets held for sale		7,134
Accounts receivable		(684,000)	(540,000)
Prepaid expenses	(57,129)	(71,408)	40,080	(100,481)
Inventory, net		(60,787)	(60,787)	(503,800)
Accounts payable and accrued expenses	876,417	843,353	1,493,385	687,429
Due to related party				(7,846)
Taxes payable		771	771
Net cash used in operating activities from continuing operations	(2,722,891)	(3,380,328)	(4,026,340)	(2,221,362)
Net cash provided by / (used in) operating activities from disc ops	(347,204)	132,937	276,719	426,044
Net cash used in operating activities	(3,070,095)	(3,247,391)	(3,749,621)	(1,795,318)
CASH FLOWS FROM INVESTING ACTIVITIES:
Payments for CMI business combination, net of cash acquired				(1,863,117)
Cash acquired as part of General Extract asset acquisition				4,506
Cash payment for Cryocann asset purchase	(1,000,000)
Issuance of other payable related to Cryocann asset purchase	(1,247,684)
Purchase of property and equipment	(135,000)
Net cash used in investing activities from continuing operations	(2,382,684)			(1,858,611)
Net cash used in investing activities from discontinued operations	(280,561)	(462,174)	(693,255)	(41,081)
Net cash used in investing activities	(2,663,245)	(462,174)	(693,255)	(1,899,692)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from note payable, related parties	237,590
Proceeds from issuance of common stock	320,000		537,850
Repayment of loans payable, current	(40,668)
Proceeds from loans payable		600,000
Proceeds from common stock subscribed and to be issued			98,535
Proceeds from loans payable, net of repayment			412,560
Proceeds from notes payable	4,900,000	250,000	250,000
Related party note disbursement	(281,771)
Proceeds from sale of common stock pursuant to private placement, net of issuance costs				7,104,732
Net cash provided by financing activities from continuing operations	5,135,151	850,000	1,298,945	7,104,732
Net cash provided by financing activities from discontinued operations	505,902			(100,000)
Net cash provided by financing activities	5,641,053	850,000	1,298,945	7,004,732
Net increase / (decrease) in cash from continuing operations	29,576	(2,530,328)	(2,727,395)	3,024,759
Net increase / (decrease) in cash from discontinued operations	(121,863)	(329,237)	(416,536)	284,963
Effect of exchange rate changes on cash				(3,914)
Cash at beginning of period	329,839	3,473,770	3,473,770	167,962
Cash at end of period	237,552	614,205	329,839	3,473,770
Supplemental disclosure of cash flow information:
Cash paid for interest	283,330	46,038	162,810	13,651
Supplemental disclosure of non-cash investing and financing activities:
Common stock issued pursuant to separation agreement		764,225	150,000
Common stock issued pursuant to vesting of restricted stock units	$ 2,851,103	$ 390,060	163,040
Common stock issued in connection with conversion of debt				503,475
Common stock issued in connection with conversion of accounts payable				70,752
Disposal of First Colombia Devco S.A.S.				20,467
Consolidation of variable interest entity				1,192,234
Equity issued pursuant to CMI Transaction				$ 6,776,617